Supplementary Financial Information (Schedule Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 874	$ 825
Accumulated Amortization	313	271
Net	561	554
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	452	440	295
Accumulated Amortization	85	82	79
Net	367	358	216
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	422	385	409
Accumulated Amortization	228	189	220
Net	$ 194	$ 196	$ 189